Disposal of Subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jun. 03, 2025
Disposal of Subsidiaries [Line Items]
Consideration		$ 1,379,000
Recorded loss	$ 852,040
HY [Member]
Disposal of Subsidiaries [Line Items]
Equity interest		100.00%